FundX Conservative Upgrader Fund
FundX Conservative Upgrader Fund
Investment Objective
The FundX Conservative Upgrader Fund (“Conservative Fund”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		FundX Conservative Upgrader Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	[1]	none
Maximum Deferred Sales Charge (Load)	[1]	none
Redemption Fee	[1]	none
Exchange Fee	[1]	none
Maximum Account Fee	[1]	none
[1]	The Fund is the successor to the FundX Conservative Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Fund on August 1, 2014.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Conservative Upgrader Fund Investor Class
Management Fee	[1][2]	1.00%
Distribution (Rule 12b-1) Fees	[1][2]	none
Other Expenses	[1][2]	0.44%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2][3]	0.62%
Total Annual Fund Operating Expenses	[1][2]	2.06%
Expense Reduction/Reimbursement	[1][2]	(0.19%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1][2][4]	1.87%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Conservative Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Conservative Upgrader Fund to 1.25% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until January 31, 2016. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2016, by the Trust's Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Fund is the successor to the FundX Conservative Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Fund on August 1, 2014.
[3]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Additionally, U.S. Bank rebates a portion of fees from certain Underlying Funds for processing transactions. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.86%.

Example
This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Conservative Upgrader Fund Investor Class	189	626	1,090	2,374

Portfolio Turnover
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund’s performance.  During the most recent fiscal year, the Conservative Fund’s portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies
The Conservative Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends.  The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four risk/return categories:
▪     Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Conservative Fund will invest predominantly in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying Funds may also invest in fixed income securities.  Core Equity Underlying Funds allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Conservative Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.  Additionally, the Conservative Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

The Conservative Fund may also invest in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  By investing in Bond Underlying Funds of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure, the Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment.  The Conservative Fund aims to control downside risk by limiting exposure to more volatile areas of the bond market and/or hedging its bond market exposure.  Bond Underlying Funds attempt to cushion stock market volatility.  It is possible that the Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.  The Fund may also invest a portion of its assets in Total Return Underlying Funds, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, arbitrage or other approaches.  Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Conservative Fund entails risk.  The Conservative Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund.  The following risks could affect the value of your investment:

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General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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Management Risk – Management risk describes the Conservative Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Conservative Fund.

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Foreign Securities Risk – The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

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Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

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Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

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High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Conservative Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

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Upgrading Strategy Risk – The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Conservative Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

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Underlying Funds Risk – The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative Fund invests.  Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the Conservative Fund.  The bar chart below illustrates how the Conservative Fund’s total returns have varied from year to year.  The table below illustrates how the Conservative Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Conservative Fund’s performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future.  Updated performance is available on the Conservative Fund’s website www.upgraderfunds.com.

Effective at the close of business on August 1, 2014, the Conservative Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Conservative Upgrader Fund - RELAX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	14.73%
Worst Quarter	Q4 2008	-12.91%

Average Annual Total Returns as of December 31, 2013
Average Annual Returns FundX Conservative Upgrader Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	18.56%	11.07%	6.07%
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	17.55%	10.58%	5.91%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	10.74%	8.65%	5.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Blended 60% S&P 500® Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Blended 60% S&P 500® Index/40% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	17.56%	12.71%	6.54%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.